Financial risk management, Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Bank Bond	Dec. 31, 2023 USD ($)
Financial risk management [Abstract]
Number of banks cash balance held | Bank	3
Number of bonds valued on portfolio | Bond	0
Percentage of value of portfolio	3.00%
Impairment Allowance Recognized for Credit Losses [Roll Forward]
Opening impairment allowance	$ 120	$ 121
Movement in impairment allowance during the year	(66)	(1)
Closing impairment allowance	$ 54	$ 120